Income Taxes - Summary of Operating Loss Carryforwards (Details) $ in Thousands	Mar. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 4,281
Tax Period 2024 -2029 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	0
Tax Period 2030 - 2035 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	437
Tax Period 2036 - Post [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	0
Indefinite Tax Period [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 3,844